Retirement Benefits Plans - Additional Information (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefits expense	$ 268,257	$ 329,111
Defined Contribution Plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contribution percentage	6.00%